UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Value Advisors, LLC

Address:  3 WEST MAIN STREET
          3RD FLOOR
          IRVINGTON NY 10533


13F File Number: 028-10557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1000


Signature, Place and Date of Signing:

/s/ Christopher Conneely           New York, NY             November 14, 2006
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]                  [Date]


*The purpose of this Form 13F is to indicate that Elm Ridge Value Advisors LLC is no longer required to file Form 13F by virtue of having assigned investment management discretion to its affiliate, Elm Ridge Partners, LLC ("ERP"). Accordingly, ERP has filed an initial Form 13F with respect to the quarter ending September 30, 2006 and will continue to file Form 13F for so long as may be required under applicable laws and rules.

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



Form 13F File Number            Name


         028-10075              Elm Ridge Capital Management, LLC
         ----------------       -------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        0

Form 13F Information Table Value Total:       $0
                                          (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None                            None








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